GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated March 26, 2020 to the Prospectuses and

Statements of Additional Information dated February 1, 2020

This Supplement revises the Prospectuses and the Statements of Additional Information (“SAI”), dated February 1, 2020, for the Griffin Institutional Access Real Estate Fund (the “Fund”) as shown below.

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The following is inserted in each sub-section in the Prospectuses captioned “Risks Related to an Investment in the Fund” immediately following the seventh paragraph of such sub-section labeled “Market Risk”:

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of real estate securities with properties, operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. Potential impacts on the real estate market may include lower occupancy rates, decreased lease payments, defaults and foreclosures, among other consequences. The extent to which COVID-19 will affect the Fund, the Fund’s service providers and/or such issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

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Effective as of March 10, 2020, Mr. Joseph Miller has replaced Mr. Michael J. Escalante on the Adviser’s Investment Committee. The following replaces the ninth paragraph, labeled “Michael J. Escalante”, of the sub-section captioned “Adviser’s Investment Committee” in its entirety:

Joseph E. Miller — Mr. Miller serves as Chief Financial Officer of the Adviser and Treasurer of the Fund. Mr. Miller is also the Treasurer of GIACF, and the Chief Financial Officer of Griffin Capital Credit Advisor, LLC, and has held these positions since GIACF’s inception in 2017. In addition, Mr. Miller is Griffin Capital’s Chief Financial Officer and Chief Operating Officer, positions he has held since February 2007 and June 2017, respectively, where he is responsible for all of Griffin Capital’s accounting, finance, information technology systems and human resources functions. Mr. Miller has over 30 years of real estate experience in public accounting and real estate investment operations. Prior to joining Griffin Capital, from 2001 to January 2007, Mr. Miller served as the Vice President and Corporate Controller, and later the Senior Vice President of Business Operations, for PS Business Parks, a publicly-traded REIT. At PS Business Parks, Mr. Miller was initially responsible for SEC filings, property-level accounting, and all financial reporting. Upon assuming the role of Senior Vice President of Business Operations, Mr. Miller was responsible for the financial operations of the real estate portfolio, policies and procedures of the organization, and information technology systems. From 1997 to 2001, Mr. Miller was the Corporate Controller for Maguire Properties, formerly Maguire Partners, where he was responsible for the accounting operations, treasury functions, and information technology systems. Before joining Maguire, from 1994 to 1997, Mr. Miller was an audit manager with Ernst & Young LLP where he was responsible for attestation engagements for financial services and real estate companies, and he also worked on initial public offering teams for real estate investment companies going public. Mr. Miller also worked with KPMG, where he became a certified public accountant. Mr. Miller received a B.S. in Business Administration, Accounting from California State University, Northridge, and an M.B.A. from the University of Southern California.

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Effective as of March 10, 2020, Mr. Ryan Del Giudice replaced Mr. Howard S. Hirsch as the Vice President of the Fund. Effective as of March 10, 2020, Mr. Howard S. Hirsch has also resigned as an Assistant Secretary of the Fund. All information regarding Mr. Hirsch is hereby removed from the Interested Trustees and Officers table under the “Management of the Fund” section of the SAI, and that table is replaced in its entirety with the following:

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Kevin Shields (1958)	President and Trustee Since 2014	Chairman and Chief Executive Officer, Griffin Capital Company, LLC; Chief Executive Officer, Griffin Capital Credit Advisor, LLC; Chairman and Chief Executive Officer, Griffin Capital Securities, LLC; President and Director, Griffin Capital BDC Corp.; Executive Chairman, and Chief Executive Officer, Griffin Capital Essential Asset REIT, Inc. and Executive Chairman, and Chief Executive Officer, EA 1.	2

President and Trustee, Griffin Institutional Access Credit Fund, 2017 - present; Chairman, Griffin Capital Company, LLC, 1995 - present; Director, EA 1, 2008 - 2019; Director, Griffin Capital Essential Asset REIT Inc., 2014 - 2019; Director, Griffin Capital BDC Corp., 2014 - 2017.

Randy Anderson (1968)	Chairman, Secretary and Trustee Since 2014	Chief Economist, Griffin Capital Company, LLC; President, Griffin Capital Asset Management Company, LLC; Chief Investment Officer, Griffin Capital Advisor, LLC; Chief Investment Officer, Griffin Capital Credit Advisor, LLC; Executive Vice President, Griffin Capital BDC Corp; Howard Phillips Eminent Scholar Chair and Professor of Real Estate at the University of Central Florida; President, Bluerock Real Estate LLC; President, CNL Real Estate Advisors; and Chief Economist, Marcus and Millichap Company.	2	Chairman, Secretary and Trustee, Griffin Institutional Access Credit Fund, 2017 -present.

Joseph Miller (1963)	Treasurer Since 2014	Chief Financial Officer and Chief Operating Officer, Griffin Capital Company, LLC; Treasurer, Griffin Institutional Access Credit Fund; and Chief Financial Officer, Griffin Capital BDC Corp.	n/a	n/a
Ryan Del Giudice (1990)	Chief Compliance Officer Since 2018 and Vice President Since 2020

Chief Compliance Officer, Griffin Capital Advisor, LLC; Chief Compliance Officer, Griffin Capital Credit Advisor, LLC; Griffin Capital Company, LLC; Chief Compliance Officer, Griffin Institutional Access Credit Fund; Vice President, Cipperman Compliance Services, LLC; and Manager, Cipperman Compliance Services, LLC.

			n/a	n/a
Madeline Arment (1989)	Assistant Treasurer Since 2019	Assistant Treasurer, Griffin Institutional Access Credit Fund; Fund Controller, ALPS Fund Services, Inc; Manager of Investment Operations, Shelton Capital Management; Tax Supervisor/Accountant, ALPS Fund Services, Inc.	n/a	n/a
Christopher Moore (1984)	Assistant Secretary Since 2016	Vice President and Secretary, Boulder Growth and Income Fund; Secretary of each of: RiverNorth Opportunities Fund; ALPS Series Trust; Assistant Secretary of each of Griffin Institutional Access Credit Fund; RiverNorth Opportunistic Municipal Income Fund; RiverNorth Funds; RiverNorth Managed Duration Municipal Income Fund.	n/a	n/a

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This Supplement, and the Prospectuses and Statements of Additional Information, provide relevant information for all shareholders. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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